Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2022
Prospectus Date	rr_ProspectusDate	Dec. 29, 2022
AXS Real Estate Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AXS Real Estate Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	AXS Real Estate Income ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Gapstow Real Estate Income Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. For the fiscal year ended June 30, 2022 the Predecessor Fund’s (defined below) portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. The example reflects the Fund’s contractual fee waiver only for the term the contractual fee waiver. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in the component securities of the Index.

Gapstow Capital Partners is the index provider (“Gapstow” or the “Index Provider”) of the Index. Gapstow is not affiliated with the Fund or the Fund’s investment advisor. The Index consists primarily of common stocks of U.S. publicly traded real estate investment trusts (“REITs”) that focus on owning commercial and residential mortgages and mortgage-backed securities (“mREITs”) and to a lesser extent, publicly traded closed-end funds (that invest primarily in mortgage-backed securities (“mCEFs”). As of December 21, 2022, the Index was comprised of 28 mREITs.

To be eligible for inclusion in the Index, an mREIT or mCEF must have (i) been trading for at least 90 days, (ii) an average daily trading volume of above $750,000 over the last six months and (iii) an average market capitalization above $500 million over the last six months. Gapstow classifies each eligible security into one of the following three real estate debt sectors for weighting purposes, as discussed further below:

●	Commercial real estate lending
●	Non-agency real estate debt, or
●	Agency real estate debt

Gapstow analyzes the eligible securities once a year to ensure they are still properly classified.

Each eligible security is assigned an initial neutral weight based on its sector and the number of constituents in the sector. For example, the commercial real estate lending sector has a neutral weight of 50% of the Index, and if there are 12 securities in the sector, each security in the commercial real estate lending sector will have a neutral constituent weight of 4.2%. The Non-Agency real estate debt and Agency real estate debt sectors will each have neutral weight of 25%.

The Index is reconstituted semi-annually, effective on the first business day (i.e., NYSE trading day) of April and October. The Index’s exposure may change significantly with each reconstitution or due to market movements between reconstitutions. The Index is rebalanced to neutral sector and constituent weights each quarter.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, when the Fund’s investment advisor believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs; an Index constituent becomes temporarily illiquid, unavailable, or less liquid; or as a result of legal restrictions or limitations that apply to the Fund but not to the Index), the Fund may use a “representative sampling” strategy. Representative sampling is an indexing strategy that involves investing in a sample of the component securities in the Index, the risk, return and other characteristics of which closely resemble the risk, return and other characteristics of the Index as a whole.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer, or a smaller number of issuers, than a diversified fund.

To the extent the Index concentrates in the securities of a particular industry or group of related industries, the Fund will concentrate its investments (i.e., holds more than 25% of its total assets) to approximately the same extent as the Index. As of the date of this Prospectus, the Index is currently concentrated in commercial real estate debt.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

REIT Risk. In addition to the risks associated with securities of companies participating in the real estate sector, such as declines in the value of real estate, risks related to general and local economic conditions, decreases in property revenues, and increases in prevailing interest rates, property taxes and operating expenses, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon their managements’ skills and they generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. REITs are subject to special U.S. federal tax requirements. A REIT could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs or to maintain its exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). Various factors including those discussed above may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In addition, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated with protecting its investments. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, shareholders of the Fund will also indirectly bear similar expenses of the REITs in which the Fund invests.

Risks of Investing in Mortgage REITs. Mortgage REITs are exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers. Credit risk refers to the possibility that the borrower will be unable and/or unwilling to make timely interest payments and/or repay the principal on the loan to a mortgage REIT when due. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT.

Mortgage REITs are subject to significant interest rate risk. Interest rate risk refers to fluctuations in the value of a mortgage REIT’s investment in fixed rate obligations resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the value of a mortgage REIT’s investment in fixed rate obligations goes down. Mortgage REITs typically use leverage and many are highly leveraged, which exposes them to leverage risk and the risks generally associated with debt financing. Leverage risk refers to the risk that leverage created from borrowing may impair a mortgage REIT’s liquidity, cause it to liquidate positions at an unfavorable time and increase the volatility of the values of securities issued by the mortgage REIT. Mortgage REITs are subject to prepayment risk, which is the risk that borrowers may prepay their mortgage loans at faster than expected rates.

Mortgage-Backed Securities Risk. The Fund’s investment in mREITs and mCEFs will subject the Fund to risks similar to those associated with direct investment in mortgage-backed securities. Mortgage-backed securities represent interests in “pools” of mortgages held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the mREITs and mCEFs invest in mortgage-backed securities that are subordinated to other interests in the same pool, the mREITs and mCEFs may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the mREITs and mCEFs, reducing the values of those securities or in some cases rendering them worthless.

Real Estate Sector Risk. An investment in the real estate sector may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some companies in the real estate sector have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

●	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund shares are trading on the Exchange, which could result in a decrease in value of the Fund shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the Fund’s NAV and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Fund shares.

●	Fluctuation of Net Asset Value Risk. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of shares will approximate the Fund’s NAV, there may be times when the market prices of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Fund shares may decrease considerably and cause the market price of Fund shares to deviate significantly from the Fund’s NAV.

●	Trading Issues Risk. Although the Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund shares will develop or be maintained. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange. In addition, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value. Because bid-ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by the Fund), spreads may widen if the Fund’s shares have little trading volume and market liquidity. Conversely, the bid-ask spreads will generally be narrower if the Fund’s shares have more trading volume and market liquidity.

●	Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Index Provider relies on an independent calculation agent to calculate and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Concentration Risk. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in the industries or group of industries within a single sector to the extent that the Index is so concentrated. A portfolio concentrated in one or more sectors may present more risks than a portfolio broadly diversified over several sectors.

Passive Investment Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of the Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets. In the event that the Index is no longer calculated, the Index license is terminated or the identity or character of the Index is materially changed, the Fund will seek to engage a replacement index.

Fund Distributions Risk. The Fund seeks to make cash distributions throughout a calendar year. Because these distributions will be made from Fund assets and shareholders are generally not expected to reinvest such distributions in additional Fund shares, the Fund’s monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under this distribution policy. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its cash distributions without returning capital to shareholders. A return of capital is a return of all or part of a shareholder’s original investment in the Fund. To the extent that any portion of a distribution received by a shareholder from the Fund is treated as a return of capital, it will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will generally result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for federal income tax purposes on the later sale of such Fund shares. After the shareholder’s basis is reduced to zero, the shareholder’s share of any additional distributions in excess of the Fund’s earnings and profits will generally be treated as capital gains. The rate and dollar amount of the Fund’s monthly income payments could vary substantially from one year to the next, during the course of a year and over time depending on several factors, including the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund’s investment strategies, and the amount and timing of prior distributions by the Fund. The Fund is not guaranteed to provide a fixed or stable level of cash distributions at any time or over any period of time.

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Given the that the Index is comprised of a relatively small number of issuers, it may not be possible for the Fund to fully implement a replication strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to track the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Risk of Investing in Closed-End Funds. The organizational documents of certain closed-end funds include provisions that could limit the ability of other entities or persons to acquire control of a closed-end fund or to change the composition of its board, which could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the closed-end fund. In addition, the closed-end funds in which the Fund may invest may be leveraged, thereby exposing the Fund indirectly to leverage. An investment in shares of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such shares and the possibility that the Fund’s long-term returns on such shares (and, indirectly, the long-term returns of the shares) will be diminished. Moreover, the shares of closed-end funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that a closed-end fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on a closed-end fund’s NAV, but entirely upon whether the market price of the closed-end fund’s shares at the time of sale is above or below an investor’s purchase price for shares.

COVID-19 Related Market Events. COVID-19 Related Market Events. The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; restrictions on travel; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, are taking extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund will acquire the assets and liabilities of the High Yield ETF (the “Predecessor Fund”), a series of Exchange Listed Funds Trust, following the reorganization of the Predecessor Fund, which is expected to occur during the first quarter of 2023. As a result of the acquisition, the Fund will be the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund. On June 22, 2018, the Predecessor Fund acquired all of the assets and liabilities of the AdvisorShares Peritus High Yield ETF (the “Peritus Predecessor Fund”), a series of AdvisorShares Trust, in exchange for shares of beneficial interest of the Predecessor Fund (the “Predecessor Fund Reorganization”). As a result of the Predecessor Fund Reorganization, the Predecessor Fund is the accounting successor of the Peritus Predecessor Fund. The historical performance information shown below reflects, for the period prior to the Predecessor Fund Reorganization, the historical performance of the Peritus Predecessor Fund.

The bar chart and table provide an indication of the risks of investing in the Predecessor Fund by showing changes in the Predecessor Fund’s performance from year-to-year and by showing how the Predecessor Fund’s average annual total returns based on net asset value compared to those of certain broad-based market indices. Prior to the reorganization, the Predecessor Fund was managed pursuant to a different investment objective and investment strategy than the Fund. In particular, the Predecessor Fund was an actively-managed fund that sought high current income with a secondary goal of capital appreciation by investing in a portfolio of high-yield debt securities, while the Fund is a passively-managed fund that seeks to track the performance of an index consisting primarily of common stocks of U.S. REITs and, to a lesser extent, publicly traded closed-end funds. The performance information presented for periods prior to the reorganization reflect management of the Predecessor Fund and Peritus Predecessor Fund consistent with the investment objective and investment strategy in effect during those periods and do not illustrate the performance of the Fund’s investment strategy in effect as of the date of this prospectus. The performance information during periods prior to the reorganization might have differed materially if the Fund’s current investment strategy had been in effect. The Fund’s performance information is accessible on the Fund’s website at www.axsinvestments.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Predecessor Fund by showing changes in the Predecessor Fund’s performance from year-to-year and by showing how the Predecessor Fund’s average annual total returns based on net asset value compared to those of certain broad-based market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.axsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Predecessor Fund For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date total return for the Predecessor Fund as of September 30, 2022 was -12.36%.

Highest Calendar Quarter Return at NAV	7.33%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	-14.41%	Quarter Ended 03/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
AXS Real Estate Income ETF | Bloomberg U.S. High Yield Very Liquid Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.51%
5 Years	rr_AverageAnnualReturnYear05	5.83%
10 Years	rr_AverageAnnualReturnYear10	6.30%
AXS Real Estate Income ETF | Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.28%
5 Years	rr_AverageAnnualReturnYear05	6.30%
10 Years	rr_AverageAnnualReturnYear10	6.83%
AXS Real Estate Income ETF | AXS Real Estate Income ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HYLD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 323
Annual Return 2012	rr_AnnualReturn2012	15.11%
Annual Return 2013	rr_AnnualReturn2013	12.17%
Annual Return 2014	rr_AnnualReturn2014	(11.65%)
Annual Return 2015	rr_AnnualReturn2015	(13.85%)
Annual Return 2016	rr_AnnualReturn2016	17.18%
Annual Return 2017	rr_AnnualReturn2017	8.64%
Annual Return 2018	rr_AnnualReturn2018	(0.29%)
Annual Return 2019	rr_AnnualReturn2019	7.25%
Annual Return 2020	rr_AnnualReturn2020	2.31%
Annual Return 2021	rr_AnnualReturn2021	5.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return for the Predecessor Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.36%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.41%)
1 Year	rr_AverageAnnualReturnYear01	5.81%
5 Years	rr_AverageAnnualReturnYear05	4.69%
10 Years	rr_AverageAnnualReturnYear10	3.77%
AXS Real Estate Income ETF | AXS Real Estate Income ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.71%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.80%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.63%	[3]
AXS Real Estate Income ETF | AXS Real Estate Income ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.44%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.30%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.48%	[3]

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[2]	The Fund's investment advisor has contractually agreed to waive its management fee for a period of two years from the date of the reorganization of the Predecessor Fund (defined below) into the Fund as follows: 0.36% on the first $500 million of Fund assets and 0.55% on Fund assets greater than $500 million. This arrangement may be terminated only by the Board of Trustees.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.